UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-283864-05

Central Index Key Number of the issuing entity:   0002148615

Benchmark 2026-V23 Mortgage Trust

(Exact name of issuing entity as speciﬁed in its charter)

Commission File Number of the depositor:     333-283864

Central Index Key Number of the depositor:     0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as speciﬁed in its charter)

German American Capital Corporation

(Central Index Key Number 0001541294)

(Exact name of sponsor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

(Exact name of sponsor as specified in its charter)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

(Exact name of sponsor as specified in its charter)

Bank of Montreal

(Central Index Key Number 0000927971)

(Exact name of sponsor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270

(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 11, 2026

DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION
(Depositor)

By:	/s/ Helaine Kaplan Name: Helaine Kaplan Title: President
By:	/s/ Matt Smith Name: Matt Smith Title: Director

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)